Organization and nature of operations (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Nature of Operations [Abstract]
Schedule of Subsidiaries Activities

As of June 30, 2026, the accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
BU Creation Limited	May 11, 2017	Hong Kong	100%	Provision of fully integrated event design, event planning, event production, and on-site event management services
BU Workshop Limited	September 13, 2019	Hong Kong	75%	Provision of stage production services, including merchandizing and selling event set furniture and decor
BUUU Enterprise Limited	March 24, 2026	Hong Kong	100%	Dormant
CIRRUSLINK PTE. LTD.	August 13, 2025	Singapore	100%	Dormant